Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following (in thousands):

	June 30, 2017	December 31, 2016
Oil, natural gas and NGL sales	$25,437	$13,390
Joint interest billings	13,710	7,898
Derivative receivable	1,948	—
Severance tax	33	392
Other current receivables	969	4,848
Allowance for doubtful accounts	(100)	(100)

Total	$41,997	$26,428

Accounts receivable consist of the following:

	At December 31,
	2016	2015
Oil, gas and NGL sales	$13,390	$9,412
Joint interest billings	7,898	3,455
Severance tax	392	531
Other current receivables(1)	4,848	389
Allowance for doubtful accounts	(100)	(50)

Total	$26,428	$13,737

(1)	Primarily relates to a receivable related to our North Burleson Acquisition.

Schedule of Allowance for Doubtful Accounts Activity

The following table presents our allowance for doubtful accounts activity for the periods indicated:

	For the Year Ended December 31,
	2016	2015	2014
Balance at beginning of period	$50	$—	$—
Charged to costs and expenses	50	50	—

Balance at end of period	$100	$50	$—